BALANCE SHEET (Unaudited) (USD $)	Sep. 30, 2013	Sep. 30, 2012
CURRENT ASSETS
Cash	$ 115,922	$ 923
Total Current Assets	115,922	923
TOTAL ASSETS	115,922	923
LIABILITIES AND STOCKHOLDERS EQUITY
Total Current Liabilities	0	0
Total Liabilities	0	0
STOCKHOLDERS EQUITY (DEFICIT)
Common Stock ($.0001 par value) 500,000,000 shares authorized; 51,610,000 issued and outstanding as of September 30, 2013 and 10,000 shares authorized and outstanding September 30, 2012 ($0.001 par value)	5,161	10
Preferred Stock($.0001 par value) 5,000,000 shares authorized 0 shares issued and outstanding as of September 30, 2013 and September 30, 2012	0	0
Additional Paid in capital	185,127	80
Contributed Capital	447,858	168,023
Retained Earnings (Deficit) accumulated during the development stage	(522,224)	(167,190)
Total Stockholders' Equity (Deficit)	115,922	923
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY (DEFICIT)	$ 115,922	$ 923